BORROWING, FINANCING AND DEBENTURES - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 12,716,832	R$ 13,822,913	R$ 10,786,374
Current	945,069	3,805,649
Non-current	11,771,763	10,017,264
Debentures Current	350,145	2,169,786
Debentures Non-current	1,572,587	1,872,729
BRL | FINEP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	44,193	73,076
BRL | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,922,732	4,042,515
BRL | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	7,789
BRL | BNDES FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	15
BRL | Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	773,949
BRL | Operations The Body Shop [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	526,743	500,835
BRL | Operations Avon [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	164,491	145,495
BRL | Notes - Avon [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,255,958	4,033,682
MXN | Operations Mexico [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	14,453
Local Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,914,117	9,591,809
USD | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	1,639
USD | Representative debt securities (“Notes”) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,523,287	3,969,226
USD | Resolution [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	279,428	260,239
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 5,802,715	R$ 4,231,104